3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

Lisa D. Zeises
direct dial:  (215) 981-4722
zeisesl@pepperlaw.com

October 28, 2011

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:           Touchstone Investment Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

Touchstone Investment Trust (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Touchstone Core Bond Fund (the “Acquiring Fund”), a series of the Trust.

It is anticipated that the Shares would be issued to shareholders of the Old Mutual Dwight Intermediate Fixed Income Fund, a series of Old Mutual Funds II, in connection with the proposed reorganization of the Old Mutual Dwight Intermediate Fixed Income Fund into the Touchstone Core Bond Fund, pursuant to an Agreement and Plan of Reorganization (“Agreement”).

The Agreement is subject to the requisite approval of the Old Mutual Dwight Intermediate Fixed Income Fund’s shareholders at a meeting to be held in February 2012.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on November 28, 2011.

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www.pepperlaw.com

U.S. Securities and Exchange Commission
October 28, 2011

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4722 or John M. Ford at 215.981.4009.

Very truly yours,
/s/ Lisa D. Zeises
Lisa D. Zeises

cc:  Brian Hirsch, Esq.
       John M. Ford, Esq.